Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Image P2P Trading Group Limited [Member]
Subsequent Events

13.	SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the financial statements are issued. There are two types of subsequent events: (1) recognized, or those that provide additional evidence with respect to conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements, and (2) non-recognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date.

As mentioned in Note 8 above, in March of 2017, JXFZYBL repaid the outstanding loan, and procured a new bridge loan in the amount $767,208 (RMB 5,000,000) that was due in approximately one month. The Company further procured bank financing in April of 2017 to replace these previous loans.

As mentioned in Note 1 above, on or about September 13, 2017, the Company completed the issuance of 44,945 new ordinary shares to thirty individuals for net proceeds to $44,495 or $1 per share. The Company expects to use the funds for general corporate purposes.

13.	SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the financial statements are issued. There are two types of subsequent events: (1) recognized, or those that provide additional evidence with respect to conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements, and (2) non-recognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date.

As mentioned in Note 8 above, in March of 2017, JXFZYBL repaid the outstanding loan, and procured a new bridge loan in the amount $767,208 (RMB 5,000,000) that was due in approximately one month. The Company further procured bank financing in April of 2017 to replace these previous loans.

As mentioned in Note 1 above, on or about September 13, 2017, the Company completed the issuance of 44,945 new ordinary shares to thirty individuals for net proceeds to $44,495 or $1 per share. The Company expects to use the funds for general corporate purposes.